SCUDDER
INVESTMENTS

Supplement to the currently effective Prospectus and all currently effective Supplements thereto of each of the listed funds:

Scudder Asset Management Fund                 Scudder Lifecycle Long Range Fund
Scudder EAFE Equity Index Fund                Scudder Lifecycle Mid Range Fund
Scudder Emerging Markets Debt Fund            Scudder Lifecycle Short Range Fund
Scudder Equity 500 Index Fund                 Scudder Municipal Bond Fund
Scudder European Equity Fund                  Scudder Preservation Plus
Scudder Flag Investors Communications Fund      Income Fund
Scudder Flag Investors Equity                 Scudder Preservation Plus Fund
  Partners Fund                               Scudder Quantitative Equity Fund
Scudder Flag Investors Value                  Scudder RREEF Real Estate
  Builder Fund                                  Securities Fund
Scudder International Equity Fund             Scudder Short-Term Municipal
Scudder International Select                    Bond Fund
  Equity Fund                                 Scudder US Bond Index Fund

--------------------------------------------------------------------------------

The Board of Directors/Trustees of the above listed funds voted on December 16, 2002 to change the Transfer Agent from Investment Company Capital Corporation ("ICCC") to Scudder Investments Service Company ("SISC").

Effective immediately, each prospectus for every class of the above-listed funds is changed as follows: Replace ICCC with SISC everywhere ICCC is listed as the Transfer Agent. SISC can be reached by any method listed below.


--------------------------------------------------------------------------------
By Phone:                                (800) 621-1048
--------------------------------------------------------------------------------
First Investments                        Scudder Investments
By Mail:                                 P.O. Box 219356
                                         Kansas City, MO 64121-9356
--------------------------------------------------------------------------------
Additional Investments                   Scudder Investments
By Mail:                                 P.O. Box 219154
                                         Kansas City, MO 64121-9154
--------------------------------------------------------------------------------
By Express, Registered or                Scudder Investments
Certified Mail:                          811 Main Street
                                         Kansas City, MO 64105-2005
--------------------------------------------------------------------------------
By Fax (for exchanging and               (800) 821-6234
selling shares only):
--------------------------------------------------------------------------------

               Please Retain This Supplement for Future Reference


February 14, 2003